Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Aug. 04, 2020	Jun. 19, 2020
Subject to possible redemption, shares	13,772,027	16,083,903
Subject to possible redemption per share (in Dollars per share)	$ 10.00	$ 10.00
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Subject to possible redemption, shares	13,772,027	16,083,903
Subject to possible redemption per share (in Dollars per share)		$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common Stock, shares issued	6,227,973	3,916,097
Common stock, shares outstanding	6,227,973	3,916,097
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common Stock, shares issued	5,000,000	5,000,000		7,187,500
Common stock, shares outstanding	5,000,000	5,000,000	5,750,000